United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4539
(Investment Company Act File Number)

Federated Hermes Adjustable Rate Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-08-31

Date of Reporting Period: 2025-08-31

Item 1.	Reports to Stockholders

Federated Hermes Adjustable Rate Fund

Institutional Shares | FEUNX

Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes Adjustable Rate Securities Trust

This annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.30%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-Year US Treasury Note Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with minimal volatility of principal by investing primarily in adjustable- and floating-rate securities.

Top Contributor to Performance

  Sector allocation was the largest positive contributor to performance relative to the Index as adjustable-rate securities, specifically floating rate securities with monthly resets, performed strongly due to the high level of income produced. Additionally, fixed-rate mortgage-backed securities posted positive excess return.

Top Detractor from Performance

  Yield curve exposure of the Fund did not prove beneficial relative to the Index as the steepening of the yield curve, with longer maturity yields rising, acted as a drag on relative performance.

Annual Shareholder Report

Federated Hermes Adjustable Rate Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 8/31/2015 to 8/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 1-Year US Treasury Note Index
8/31/2015	$10,000	$10,000	$10,000
8/31/2016	$9,965	$10,597	$10,056
8/31/2017	$10,028	$10,649	$10,122
8/31/2018	$10,144	$10,537	$10,227
8/31/2019	$10,411	$11,609	$10,541
8/31/2020	$10,581	$12,360	$10,799
8/31/2021	$10,614	$12,350	$10,822
8/31/2022	$10,524	$10,928	$10,657
8/31/2023	$10,682	$10,797	$10,962
8/31/2024	$11,464	$11,585	$11,570
8/31/2025	$12,052	$11,949	$12,045

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	5.13%	2.64%	1.88%
Bloomberg US Aggregate Bond Index	3.14%	(0.68%)	1.80%
ICE BofA 1-Year US Treasury Note Index	4.10%	2.21%	1.88%
Footnote	Description
Footnote[1]	The Fund’s Institutional Shares (IS) commenced operations on August 5, 2019. For the period prior to the commencement of the Fund’s IS, the performance information shown is for the Fund’s re-designated former Service Shares, the Fund’s previously existing Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$315,430,373
  Number of Investments205
  Portfolio Turnover44%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)29%
  Total Advisory Fees Paid$65,862

Annual Shareholder Report

Federated Hermes Adjustable Rate Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.9%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.3%
U.S. Treasury Securities	2.6%
U.S. Government Agency Commerical Mortgage-Backed Securities	3.8%
Cash Equivalents	4.9%
U.S. Government Agency Mortgage-Backed Securities	9.0%
Collateralized Mortgage Obligations	80.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314082306

28996-B (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Adjustable Rate Fund

Class A Shares | FEUGX

Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes Adjustable Rate Securities Trust

This annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$56	0.55%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-Year US Treasury Note Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with minimal volatility of principal by investing primarily in adjustable- and floating-rate securities.

Top Contributor to Performance

  Sector allocation was the largest positive contributor to performance relative to the Index as adjustable-rate securities, specifically floating rate securities with monthly resets, performed strongly due to the high level of income produced. Additionally, fixed-rate mortgage-backed securities posted positive excess return.

Top Detractor from Performance

  Yield curve exposure of the Fund did not prove beneficial relative to the Index as the steepening of the yield curve, with longer maturity yields rising, acted as a drag on relative performance.

Annual Shareholder Report

Federated Hermes Adjustable Rate Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 8/31/2015 to 8/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	ICE BofA 1-Year US Treasury Note Index
8/31/2015	$9,899	$10,000	$10,000
8/31/2016	$9,865	$10,597	$10,056
8/31/2017	$9,927	$10,649	$10,122
8/31/2018	$10,041	$10,537	$10,227
8/31/2019	$10,303	$11,609	$10,541
8/31/2020	$10,449	$12,360	$10,799
8/31/2021	$10,459	$12,350	$10,822
8/31/2022	$10,346	$10,928	$10,657
8/31/2023	$10,475	$10,797	$10,962
8/31/2024	$11,215	$11,585	$11,570
8/31/2025	$11,761	$11,949	$12,045

Average Annual Total Returns

Fund/IndexFootnote Reference1	1 Year	5 Years	10 Years
Class A Shares with sales load	3.87%	2.18%	1.63%
Class A Shares without sales load	4.87%	2.39%	1.74%
Bloomberg US Aggregate Bond Index	3.14%	(0.68%)	1.80%
ICE BofA 1-Year US Treasury Note Index	4.10%	2.21%	1.88%
Footnote	Description
Footnote[1]	Effective at the start of business on July 28, 2022, the former Service Shares were re-designated as new Class A Shares. Previously, effective at close of business on August 2, 2019, the former Institutional Shares had been re-designated as the former Service Shares, an earlier class of Service Shares was converted into the re-designated former Service Shares, and a new Institutional Share class was created. For the periods prior to the July 28, 2022 re-designation, the performance information shown for the Class A Shares is for the Fund’s former Service Shares and has not been adjusted, except that it includes Class A sales charges. Following the August 2, 2019 changes, the performance for the former Institutional Shares was carried over in the re-designation as the performance of the re-designated former Service Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$315,430,373
  Number of Investments205
  Portfolio Turnover44%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)29%
  Total Advisory Fees Paid$65,862

Annual Shareholder Report

Federated Hermes Adjustable Rate Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.9%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.3%
U.S. Treasury Securities	2.6%
U.S. Government Agency Commerical Mortgage-Backed Securities	3.8%
Cash Equivalents	4.9%
U.S. Government Agency Mortgage-Backed Securities	9.0%
Collateralized Mortgage Obligations	80.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314082108

28996-A (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $40,313

Fiscal year ended 2024 – $38,522

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $4,292

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
August 31, 2025

Share Class | Ticker	A | FEUGX	Institutional | FEUNX

Federated Hermes Adjustable Rate Fund

A Portfolio of Federated Hermes Adjustable Rate Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—80.3%
		Federal Home Loan Mortgage Corporation—30.1%
$ 35,243		REMIC, Series 2380, Class FL, 5.057% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 35,253
54,375		REMIC, Series 2434, Class FA, 5.457% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	54,747
22,084		REMIC, Series 2448, Class FA, 5.457% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	22,243
23,366		REMIC, Series 2452, Class FC, 5.457% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	23,534
66,285		REMIC, Series 2459, Class FP, 5.457% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	66,762
17,089		REMIC, Series 2470, Class EF, 5.457% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	17,206
82,170		REMIC, Series 2475, Class F, 5.457% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	82,726
51,906		REMIC, Series 2475, Class FD, 5.007% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	51,899
49,441		REMIC, Series 2480, Class NF, 5.457% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	49,773
16,827		REMIC, Series 2498, Class AF, 5.457% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	16,942
75,655		REMIC, Series 3085, Class UF, 4.907% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	75,171
163,577		REMIC, Series 3156, Class HF, 4.942% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	162,550
273,884		REMIC, Series 3208, Class FD, 4.857% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	271,457
266,481		REMIC, Series 3208, Class FG, 4.857% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	264,120
67,963		REMIC, Series 3213, Class GF, 4.887% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	67,433
374,426		REMIC, Series 3284, Class AF, 4.767% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	369,713
585,616		REMIC, Series 3314, Class FE, 4.727% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	576,942
446,482		REMIC, Series 3346, Class FT, 4.807% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	443,619
180,165		REMIC, Series 3380, Class FP, 4.807% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	178,254
210,697		REMIC, Series 3550, Class GF, 5.207% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	211,284
254,215		REMIC, Series 3556, Class FA, 5.367% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	256,209
113,412		REMIC, Series 3593, Class CF, 5.057% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	113,184
2,262,951		REMIC, Series 4077, Class HF, 4.857% (30-DAY AVERAGE SOFR +0.514%), 7/15/2042	2,220,967
859,386		REMIC, Series 4242, Class F, 4.857% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	847,052
2,787,583		REMIC, Series 4255, Class KF, 4.907% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	2,744,395
2,843,190		REMIC, Series 4315, Class KF, 4.907% (30-DAY AVERAGE SOFR +0.564%), 8/15/2041	2,795,800
1,323,023		REMIC, Series 4407, Class CF, 4.757% (30-DAY AVERAGE SOFR +0.414%), 6/15/2044	1,302,251
1,289,873		REMIC, Series 4508, Class CF, 4.857% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,276,827
2,853,871		REMIC, Series 4614, Class FG, 4.957% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	2,818,638
2,366,489		REMIC, Series 4619, Class NF, 4.857% (30-DAY AVERAGE SOFR +0.514%), 3/15/2044	2,338,748
2,273,481		REMIC, Series 4661, Class GF, 4.907% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	2,241,015
1,335,348		REMIC, Series 4752, Class PF, 4.757% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,307,454
3,359,743		REMIC, Series 4803, Class FA, 4.757% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,254,469
477,813		REMIC, Series 4829, Class FA, 4.707% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	469,974
1,010,240		REMIC, Series 4845, Class WF, 4.757% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	995,681
1,621,252		REMIC, Series 4846, Class PF, 4.807% (30-DAY AVERAGE SOFR +0.464%), 12/15/2048	1,590,928
3,176,830		REMIC, Series 4911, Class FB, 4.912% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	3,125,637
874,263		REMIC, Series 4915, Class FG, 4.912% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	856,763
738,044		REMIC, Series 4921, Class FN, 4.912% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	716,133
4,699,067		REMIC, Series 4944, Class F, 4.912% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	4,639,288
459,999		REMIC, Series 4959, Class JF, 4.912% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	451,765
6,139,765		REMIC, Series 4983, Class FJ, 4.912% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	5,938,177
3,514,252		REMIC, Series 4988, Class KF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	3,470,544
2,010,466		REMIC, Series 4998, Class KF, 4.698% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	1,938,277
4,637,222		REMIC, Series 5269, Class FL, 5.168% (30-DAY AVERAGE SOFR +0.820%), 10/25/2052	4,583,198
2,053,895		REMIC, Series 5342, Class FB, 4.912% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	1,995,169
4,471,257		REMIC, Series 5393, Class HF, 5.298% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	4,469,079
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 1,072,798		REMIC, Series 5400, Class FA, 5.098% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	$ 1,065,355
5,301,458		REMIC, Series 5457, Class GF, 5.448% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	5,290,630
6,897,297		REMIC, Series 5476, Class FA, 5.448% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	6,886,895
4,550,270		REMIC, Series 5499, Class BF, 5.248% (30-DAY AVERAGE SOFR +0.900%), 2/25/2055	4,515,499
6,181,399		REMIC, Series 5508, Class FM, 5.498% (30-DAY AVERAGE SOFR +1.150%), 2/25/2055	6,191,817
9,216,557		REMIC, Series 5522, Class BF, 5.398% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	9,216,536
		TOTAL	94,965,982
		Federal National Mortgage Association—39.0%
37,238		REMIC, Series 2001-32, Class FA, 5.012% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	37,234
25,108		REMIC, Series 2001-57, Class FA, 4.912% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	24,981
20,155		REMIC, Series 2001-62, Class FC, 5.112% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	20,197
25,652		REMIC, Series 2001-71, Class FS, 5.062% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	25,680
86,797		REMIC, Series 2002-7, Class FG, 5.362% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	87,198
43,493		REMIC, Series 2002-8, Class FA, 5.207% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	43,682
49,695		REMIC, Series 2002-52, Class FG, 4.962% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	49,655
143,951		REMIC, Series 2002-58, Class FG, 5.462% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	145,021
23,392		REMIC, Series 2002-60, Class FH, 5.462% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	23,566
46,557		REMIC, Series 2002-77, Class FA, 5.457% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	46,891
17,767		REMIC, Series 2002-77, Class FG, 5.007% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	17,761
39,120		REMIC, Series 2005-67, Class FM, 4.812% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	39,021
1,104,968		REMIC, Series 2005-95, Class FH, 4.762% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	1,092,921
58,849		REMIC, Series 2006-11, Class FB, 4.762% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	58,641
1,587,678		REMIC, Series 2006-42, Class CF, 4.912% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	1,577,938
821,475		REMIC, Series 2006-50, Class FE, 4.862% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	816,272
291,211		REMIC, Series 2006-65, Class DF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	288,805
114,898		REMIC, Series 2006-76, Class QF, 4.862% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	114,075
769,765		REMIC, Series 2006-81, Class FA, 4.812% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	762,378
396,093		REMIC, Series 2006-85, Class PF, 4.842% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	393,745
324,690		REMIC, Series 2006-103, Class FB, 4.862% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	321,835
661,878		REMIC, Series 2006-123, Class CF, 4.722% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	652,901
911,624		REMIC, Series 2006-W1, Class 2AF1, 4.682% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	903,371
1,309,515		REMIC, Series 2007-15, Class CF, 4.832% (30-DAY AVERAGE SOFR +0.484%), 3/25/2037	1,295,845
54,807		REMIC, Series 2007-20, Class F, 4.722% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	54,280
630,949		REMIC, Series 2007-71, Class WF, 4.912% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	626,681
142,826		REMIC, Series 2007-88, Class FW, 5.012% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	142,023
36,733		REMIC, Series 2007-102, Class FA, 5.032% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	36,677
169,098		REMIC, Series 2008-69, Class FB, 5.462% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	170,919
21,399		REMIC, Series 2008-75, Class DF, 5.712% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	21,813
282,170		REMIC, Series 2009-78, Class UF, 5.232% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	283,089
402,538		REMIC, Series 2009-87, Class FX, 5.212% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	404,237
526,611		REMIC, Series 2009-87, Class HF, 5.312% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	529,577
675,861		REMIC, Series 2009-106, Class FN, 5.212% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	677,963
235,063		REMIC, Series 2010-39, Class EF, 4.982% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	234,069
1,499,275		REMIC, Series 2010-68, Class BF, 4.962% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,486,331
701,583		REMIC, Series 2011-4, Class PF, 5.012% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	698,346
1,450,748		REMIC, Series 2011-101, Class FH, 4.962% (30-DAY AVERAGE SOFR +0.614%), 10/25/2041	1,436,327
7,339,877		REMIC, Series 2011-131, Class FT, 4.922% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	7,264,729
275,689		REMIC, Series 2012-65, Class FB, 4.982% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	273,260
751,892		REMIC, Series 2012-122, Class LF, 4.862% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	738,906
1,103,770		REMIC, Series 2012-130, Class DF, 4.862% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,080,495
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 3,686,815		REMIC, Series 2013-28, Class YF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 7/25/2042	$ 3,636,116
1,119,169		REMIC, Series 2014-20, Class FB, 4.862% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	1,105,573
4,416,282		REMIC, Series 2014-38, Class F, 4.862% (30-DAY AVERAGE SOFR +0.514%), 7/25/2044	4,343,118
2,993,800		REMIC, Series 2016-11, Class CF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 3/25/2046	2,964,752
3,610,492		REMIC, Series 2016-25, Class FL, 4.962% (30-DAY AVERAGE SOFR +0.614%), 5/25/2046	3,554,483
662,296		REMIC, Series 2016-32, Class FA, 4.862% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	658,134
653,288		REMIC, Series 2016-83, Class FA, 4.962% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	642,563
907,686		REMIC, Series 2017-30, Class FA, 4.812% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	887,708
522,663		REMIC, Series 2017-96, Class FA, 4.862% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	503,368
1,367,646		REMIC, Series 2018-15, Class JF, 4.762% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,323,370
3,512,015		REMIC, Series 2018-57, Class FL, 4.762% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	3,408,652
2,035,604		REMIC, Series 2018-70, Class HF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	1,974,218
1,974,818		REMIC, Series 2019-5, Class FA, 4.862% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	1,943,169
2,101,664		REMIC, Series 2019-21, Class FB, 4.912% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	2,060,892
3,959,434		REMIC, Series 2019-25, Class PF, 4.912% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	3,882,768
1,410,562		REMIC, Series 2019-33, Class FB, 4.912% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,388,772
3,170,303		REMIC, Series 2019-34, Class FC, 4.862% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,128,577
798,067		REMIC, Series 2019-35, Class EF, 4.912% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	783,956
3,199,385		REMIC, Series 2019-35, Class FA, 4.862% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,145,547
341,806		REMIC, Series 2019-41, Class FC, 4.912% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	333,307
852,058		REMIC, Series 2019-42, Class LF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	849,917
9,604,654		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.000%), 8/25/2049	9,420,815
1,338,996		REMIC, Series 2019-59, Class F, 4.894% (30-DAY AVERAGE SOFR +0.544%), 10/25/2049	1,310,535
4,057,972		REMIC, Series 2020-27, Class FD, 4.912% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	3,964,257
1,221,484		REMIC, Series 2020-29, Class FC, 5.228% (30-DAY AVERAGE SOFR +0.914%), 5/25/2050	1,225,234
1,509,141		REMIC, Series 2020-34, Class FA, 4.912% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,474,662
4,433,279		REMIC, Series 2020-37, Class FD, 4.862% (30-DAY AVERAGE SOFR +0.514%), 6/25/2050	4,387,452
2,020,500		REMIC, Series 2023-42, Class FA, 4.762% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	1,977,540
1,187,901		REMIC, Series 2024-13, Class FA, 5.348% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	1,183,159
798,549		REMIC, Series 2024-25, Class FA, 5.448% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	795,451
7,435,061		REMIC, Series 2024-40, Class FA, 5.498% (30-DAY AVERAGE SOFR +1.150%), 3/25/2054	7,428,236
7,219,996		REMIC, Series 2024-82, Class CF, 5.698% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	7,231,720
5,461,969		REMIC, Series 2024-82, Class FH, 5.498% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	5,445,840
3,659,685		REMIC, Series 2024-103, Class FC, 5.498% (30-DAY AVERAGE SOFR +1.150%), 1/25/2055	3,659,319
5,988,276		REMIC, Series 2025-13, Class FA, 5.650% (30-DAY AVERAGE SOFR +0.000%), 3/25/2055	5,998,983
		TOTAL	123,021,499
		Government National Mortgage Association—10.7%
2,001,242		REMIC, Series 2010-115, Class FP, 5.054% (CME Term SOFR 1 Month +0.714%), 9/20/2040	1,987,435
241,198		REMIC, Series 2012-42, Class HF, 4.824% (CME Term SOFR 1 Month +0.484%), 3/20/2042	237,643
1,061,234		REMIC, Series 2014-2, Class BF, 4.804% (CME Term SOFR 1 Month +0.464%), 1/20/2044	1,050,234
1,654,282		REMIC, Series 2015-119, Class FN, 4.704% (CME Term SOFR 1 Month +0.364%), 8/20/2045	1,610,175
2,063,995		REMIC, Series 2022-175, Class FA, 5.245% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	2,046,526
336,525		REMIC, Series 2022-213, Class FB, 4.895% (30-DAY AVERAGE SOFR +0.550%), 12/20/2052	334,905
3,703,212		REMIC, Series 2023-35, Class FH, 4.895% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	3,654,155
4,624,586		REMIC, Series 2023-112, Class AF, 5.395% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	4,638,129
1,066,393		REMIC, Series 2023-117, Class F, 5.295% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	1,063,049
17,201,596		REMIC, Series 2024-64, Class FM, 5.395% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	17,172,706
		TOTAL	33,794,957
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—0.5%
$ 1,506,170		JP Morgan Mortgage Trust 2021-1, Class A11, 5.000% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	$ 1,412,679
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $254,171,549)	253,195,117
		MORTGAGE-BACKED SECURITIES—9.0%
		Federal Home Loan Mortgage Corporation—4.3%
1,328,432		5.000%, 4/1/2053	1,313,130
3,449,676		5.500%, 8/1/2053	3,480,469
1,751,351		5.500%, 6/1/2054	1,763,152
6,958,817		5.500%, 12/1/2054	7,015,821
		TOTAL	13,572,572
		Federal National Mortgage Association—3.2%
907,703		4.000%, 11/1/2052	849,765
423,910		4.000%, 4/1/2053	397,117
1,960,535		5.500%, 5/1/2053	1,981,343
1,322,970		5.500%, 1/1/2054	1,334,366
1,415,743		5.500%, 4/1/2054	1,427,053
2,977,739		5.500%, 12/1/2054	2,995,944
898,080		6.000%, 10/1/2053	918,650
		TOTAL	9,904,238
		Government National Mortgage Association—0.1%
399,132		5.500%, 8/20/2053	403,744
	[2]	Uniform Mortgage-Backed Securities, TBA—1.4%
2,500,000		4.500%, 9/1/2040	2,494,629
2,000,000		5.500%, 9/1/2055	2,011,719
		TOTAL	4,506,348
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $28,081,083)	28,386,902
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—3.8%
		Agency Commercial Mortgage-Backed Securities—3.8%
455,556		FHLMC REMIC, Series KF90, Class AS, 4.720% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	453,635
1,500,363		FHLMC REMIC, Series KF94, Class AL, 4.755% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,495,857
1,525,182		FHLMC REMIC, Series KF148, Class AS, 5.180% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,537,322
1,715,079		FHLMC REMIC, Series KF149, Class AS, 4.980% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,713,615
1,568,920		FHLMC REMIC, Series KF154, Class AS, 5.020% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,563,881
1,542,238		FHLMC REMIC, Series KF155, Class AS, 5.010% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,540,652
2,131,841		FHLMC REMIC, Series KF157, Class AS, 5.000% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,146,626
1,500,000		FHLMC REMIC, Series KF165, Class AS, 4.900% (30-DAY AVERAGE SOFR +0.560%), 1/25/2035	1,499,997
		TOTAL	11,951,585
		Federal National Mortgage Association—0.0%
56,411		FNMA REMIC, Series 2020-M5, Class FA, 4.919% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	56,278
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,995,510)	12,007,863
		U.S. TREASURIES—2.6%
		U.S. Treasury Notes—2.6%
750,000		1.125%, 10/31/2026	727,067
7,500,000		3.875%, 5/31/2027	7,525,377
		TOTAL U.S. TREASURIES (IDENTIFIED COST $8,225,806)	8,252,444
	[1]	ADJUSTABLE RATE MORTGAGES—1.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
224,556		6.428%, 7/1/2038	229,722
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal Home Loan Mortgage Corporation ARM—continued
$ 434,799		6.632%, 5/1/2035	$ 447,107
		TOTAL	676,829
		Federal National Mortgage Association ARM—1.1%
170,951		6.025%, 9/1/2033	173,377
22,958		6.105%, 5/1/2038	23,487
48,417		6.149%, 5/1/2035	49,198
78,250		6.190%, 8/1/2034	79,501
164,096		6.197%, 6/1/2034	167,000
35,743		6.211%, 11/1/2035	36,218
144,424		6.214%, 12/1/2034	147,249
57,255		6.215%, 6/1/2033	58,468
98,715		6.239%, 12/1/2034	101,425
284,213		6.248%, 5/1/2039	288,839
49,227		6.315%, 5/1/2035	50,504
14,910		6.320%, 2/1/2036	15,241
128,222		6.363%, 7/1/2035	131,828
76,122		6.391%, 7/1/2035	77,822
159,677		6.392%, 7/1/2035	164,422
201,169		6.460%, 11/1/2039	208,862
200,287		6.464%, 7/1/2035	204,306
50,860		6.465%, 12/1/2033	51,965
17,928		6.506%, 4/1/2034	18,447
136,534		6.596%, 1/1/2035	139,590
157,645		6.597%, 1/1/2040	163,776
76,742		6.635%, 10/1/2035	78,303
220,369		6.682%, 1/1/2035	224,857
308,398		6.715%, 10/1/2034	313,204
136,363		6.820%, 2/1/2042	141,822
98,468		7.065%, 10/1/2037	100,591
88,481		7.273%, 10/1/2035	90,554
		TOTAL	3,300,856
		Government National Mortgage Association—0.0%
7,461		4.750%, 10/20/2029	7,494
2,351		5.625%, 5/20/2029	2,367
5,536		5.625%, 1/20/2030	5,577
		TOTAL	15,438
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,008,041)	3,993,123
		ASSET-BACKED SECURITIES—0.9%
		Auto Receivables—0.1%
334,303	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.592% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	334,651
		Credit Card—0.3%
1,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027	1,002,509
		Student Loans—0.5%
147,685		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	139,663
556,985		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	498,620
586,042		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	529,705
287,347	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.577% (CME Term SOFR 1 Month +1.214%), 7/15/2053	288,214
		TOTAL	1,456,202
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,908,556)	2,793,362
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	INVESTMENT COMPANY—4.9%
15,512,813	Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[3] (IDENTIFIED COST $15,512,813)	$ 15,512,813
	TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $324,903,358)[4]	324,141,624
	OTHER ASSETS AND LIABILITIES - NET—(2.8)%[5]	(8,711,251)
	NET ASSETS—100%	$315,430,373
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2024	$5,119,262
Purchases at Cost	$217,479,084
Proceeds from Sales	$(207,085,533)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2025	$15,512,813
Shares Held as of 8/31/2025	15,512,813
Dividend Income	$432,927

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $324,882,889.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$253,195,117	$—	$253,195,117
Mortgage-Backed Securities	—	28,386,902	—	28,386,902
Commercial Mortgage-Backed Securities	—	12,007,863	—	12,007,863
U.S. Treasuries	—	8,252,444	—	8,252,444
Adjustable Rate Mortgages	—	3,993,123	—	3,993,123
Asset-Backed Securities	—	2,793,362	—	2,793,362
Investment Company	15,512,813	—	—	15,512,813
TOTAL SECURITIES	$15,512,813	$308,628,811	$—	$324,141,624
Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.36	$9.22	$9.48	$9.63	$9.65
Income From Investment Operations:
Net investment income (loss)[2]	0.44	0.49	0.37	0.05	0.02
Net realized and unrealized gain (loss)	0.00[3]	0.14	(0.26)	(0.15)	(0.01)
Total From Investment Operations	0.44	0.63	0.11	(0.10)	0.01
Less Distributions:
Distributions from net investment income	(0.44)	(0.49)	(0.37)	(0.05)	(0.03)
Net Asset Value, End of Period	$9.36	$9.36	$9.22	$9.48	$9.63
Total Return[4]	4.87%	7.06%	1.25%	(1.08)%	0.09%
Ratios to Average Net Assets:
Net expenses[5]	0.55%	0.55%	0.55%	0.55%	0.53%
Net investment income	4.69%	5.31%	3.96%	0.48%	0.26%
Expense waiver/reimbursement[6]	0.22%	0.29%	0.29%	0.26%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,542	$36,450	$29,438	$33,685	$74,655
Portfolio turnover[7]	44%	48%	44%	54%	82%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	29%	25%	42%	53%	51%

1	Effective at the start of business on July 28, 2022, the Fund’s Service Shares were re-designated as Class A Shares.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.36	$9.22	$9.48	$9.63	$9.65
Income From Investment Operations:
Net investment income (loss)[1]	0.47	0.52	0.38	0.09	0.05
Net realized and unrealized gain (loss)	0.00[2]	0.14	(0.24)	(0.17)	(0.02)
Total From Investment Operations	0.47	0.66	0.14	(0.08)	0.03
Less Distributions:
Distributions from net investment income	(0.47)	(0.52)	(0.40)	(0.07)	(0.05)
Net Asset Value, End of Period	$9.36	$9.36	$9.22	$9.48	$9.63
Total Return[3]	5.13%	7.33%	1.50%	(0.84)%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.98%	5.57%	4.10%	0.93%	0.47%
Expense waiver/reimbursement[5]	0.22%	0.28%	0.29%	0.26%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,888	$135,402	$95,018	$156,311	$65,393
Portfolio turnover[6]	44%	48%	44%	54%	82%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	29%	25%	42%	53%	51%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investment in securities, at value including $15,512,813 of investments in affiliated holdings* (identified cost $324,903,358, including $15,512,813 of identified cost in affiliated holdings)	$324,141,624
Income receivable	544,112
Income receivable from affiliated holdings	42,884
Receivable for investments sold	3,576
Receivable for shares sold	1,384,224
Total Assets	326,116,420
Liabilities:
Payable for investments purchased	9,950,692
Payable for shares redeemed	382,698
Payable to bank	1,407
Income distribution payable	227,997
Payable for investment adviser fee (Note 5)	748
Payable for administrative fee (Note 5)	1,991
Payable for other service fees (Notes 2 and 5)	24,504
Accrued expenses (Note 5)	96,010
Total Liabilities	10,686,047
Net assets for 33,707,380 shares outstanding	$315,430,373
Net Assets Consist of:
Paid-in capital	$321,643,095
Total distributable earnings (loss)	(6,212,722)
Net Assets	$315,430,373
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($106,541,933 ÷ 11,385,193 shares outstanding), no par value, unlimited shares authorized	$9.36
Offering price per share (100/99.00 of $9.36)	$9.45
Redemption proceeds per share	$9.36
Institutional Shares:
Net asset value per share ($208,888,440 ÷ 22,322,187 shares outstanding), no par value, unlimited shares authorized	$9.36
Offering price per share	$9.36
Redemption proceeds per share	$9.36

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended August 31, 2025

Investment Income:
Interest	$12,526,672
Dividends received from affiliated holdings*	432,927
TOTAL INCOME	12,959,599
Expenses:
Investment adviser fee (Note 5)	614,260
Administrative fee (Note 5)	193,546
Custodian fees	27,134
Transfer agent fees	144,308
Directors’/Trustees’ fees (Note 5)	8,656
Auditing fees	38,522
Legal fees	13,220
Portfolio accounting fees	133,198
Other service fees (Notes 2 and 5)	168,383
Share registration costs	53,276
Printing and postage	40,289
Miscellaneous (Note 5)	31,167
TOTAL EXPENSES	1,465,959
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(548,398)
Reimbursement of other operating expenses (Note 5)	(25)
TOTAL WAIVERS AND REIMBURSEMENTS	(548,423)
Net expenses	917,536
Net investment income	12,042,063
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(7,245)
Net change in unrealized depreciation of investments	117,217
Net realized and unrealized gain (loss) on investments	109,972
Change in net assets resulting from operations	$12,152,035

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended August 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,042,063	$7,768,189
Net realized gain (loss)	(7,245)	(337,277)
Net change in unrealized appreciation/depreciation	117,217	2,473,827
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,152,035	9,904,739
Distributions to Shareholders:
Class A Shares	(3,174,457)	(1,627,907)
Institutional Shares	(8,868,795)	(6,159,308)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,043,252)	(7,787,215)
Share Transactions:
Proceeds from sale of shares	245,852,208	104,676,379
Net asset value of shares issued to shareholders in payment of distributions declared	9,677,173	5,424,234
Cost of shares redeemed	(112,060,391)	(64,821,391)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	143,468,990	45,279,222
Change in net assets	143,577,773	47,396,746
Net Assets:
Beginning of period	171,852,600	124,455,854
End of period	$315,430,373	$171,852,600
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2025
1. ORGANIZATION
Federated Hermes Adjustable Rate Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one portfolio: Federated Hermes Adjustable Rate Fund (the “Fund”), a diversified portfolio. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as
Annual Financial Statements and Additional Information

those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $548,423 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$168,383
For the year ended August 31, 2025, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are to-be-announced (TBA) mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 8/31/2025		Year Ended 8/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,015,653	$84,206,850	1,477,945	$13,723,186
Shares issued to shareholders in payment of distributions declared	325,078	3,036,820	159,000	1,475,096
Shares redeemed	(1,849,597)	(17,264,764)	(935,460)	(8,664,002)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,491,134	$69,978,906	701,485	$6,534,280
	Year Ended 8/31/2025		Year Ended 8/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,306,891	$161,645,358	9,800,227	$90,953,193
Shares issued to shareholders in payment of distributions declared	710,813	6,640,353	425,383	3,949,138
Shares redeemed	(10,161,177)	(94,795,627)	(6,064,895)	(56,157,389)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,856,527	$73,490,084	4,160,715	$38,744,942
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	15,347,661	$143,468,990	4,862,200	$45,279,222
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$12,043,252	$7,787,215
As of August 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$15,378
Net unrealized depreciation	$(741,265)
Capital loss carryforwards	$(5,486,835)
TOTAL	$(6,212,722)
At August 31, 2025, the cost of investments for federal tax purposes was $324,882,889. The net unrealized depreciation of investments for federal tax purposes was $741,265. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $912,830 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,654,095. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the dollar-roll transactions.
As of August 31, 2025, the Fund had a capital loss carryforward of $5,486,835 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,897,069	$589,766	$5,486,835
The Fund used capital loss carryforwards of $3,861 to offset capital gains realized during the year ended August 31, 2025.
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended August 31, 2025, the Adviser voluntarily waived $541,583 of its fee and voluntarily reimbursed $25 of other operating expenses. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2025, the Adviser reimbursed $6,815.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
For the year ended August 31, 2025, Federated Securities Corp. (FSC) did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended August 31, 2025, FSSC received $325 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026 or (b) the date of the Fund’s next effective Prospectus. Prior to November 1, 2025, the Fee Limit of the Class A Shares and Institutional Shares was 0.55% and 0.30%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2025, were as follows:
Purchases	$—
Sales	$819,537
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The
Annual Financial Statements and Additional Information

Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2025, the Fund had no outstanding loans. During the year ended August 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the year ended August 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended August 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Adjustable Rate Securities Trust and the Shareholders of Federated Hermes Adjustable Rate Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Adjustable Rate Fund (the Fund), a portfolio of Federated Hermes Adjustable Rate Securities Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the transfer agent of the underlying fund, custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
October 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Adjustable Rate Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2024, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Adjustable Rate Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314082108
CUSIP 314082306
28996 (10/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Adjustable Rate Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Adjustable Rate Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Adjustable Rate Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Adjustable Rate Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adjustable Rate Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025